Accounts Receivable, Net - Allowance for Doubtful Receivables (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ (1,495)	$ 0	$ 0
Charges to costs and expenses	0	(1,495)	0
Amount utilized	0	0	0
Balance at end of period	$ (1,495)	$ (1,495)	$ 0